Consolidated Balance Sheets - USD ($)	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2018
Current Assets
Cash	$ 8,054	$ 33,996	$ 261
Accounts receivable, net	6,409,386	2,526,155
Prepaid expenses	437	8,820
Other assets	227,486
Total Current Assets	6,645,363	2,568,971	261
Property and equipment, net	10,678	11,048
Goodwill	6,020	6,020
Intangible asset - purchased software, net	2,117,009	3,025,801
Other assets	12,792	3,058	800
Total Assets	8,791,862	5,614,898	1,061
Current Liabilities
Accounts payable	3,560,910	366,274	421,056
Accrued expenses	796,434	3,368,801	1,273,569
Contract liabilities	170,449
Due to related parties	88,907	65,459	226,045
Notes payable to officers	26,420	25,251	777,912
Convertible notes payable, net of discount	253,712	2,351
Liabilities in arrears with convertible features	109,000	109,000	997,698
Liabilities in arrears - judgement settlement agreement	762,921	855,660
Derivative liability	343,193	133,669
Liabilities of discontinued operations	82,795	82,795	163,976
Notes payable to director and investor			133,274
Total Current Liabilities	6,194,741	5,009,260	3,993,530
Commitments and Contingencies
Stockholders' Equity
Preferred stock value	10	10
Common stock value	133,123	116,890	33,721
Additional paid-in-capital	230,811,941	214,007,203	207,652,502
Common stock to be issued	8,725	115,388
Accumulated other comprehensive income	125,310
Accumulated deficit	(228,481,988)	(213,633,853)	(211,678,692)
Total Stockholders' Equity	2,597,121	605,638	(3,992,469)
Total Liabilities and Stockholders' Equity	$ 8,791,862	$ 5,614,898	$ 1,061